DWS Global High Income Fund Expense Example, No Redemption - DWS Global High Income Fund	Jan. 27, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 546
Expense Example, No Redemption, 3 Years	755
Expense Example, No Redemption, 5 Years	981
Expense Example, No Redemption, 10 Years	1,629
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	550
Expense Example, No Redemption, 5 Years	948
Expense Example, No Redemption, 10 Years	1,866
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	810
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	237
Expense Example, No Redemption, 5 Years	411
Expense Example, No Redemption, 10 Years	918
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	76
Expense Example, No Redemption, 3 Years	245
Expense Example, No Redemption, 5 Years	429
Expense Example, No Redemption, 10 Years	$ 962